Goodwill and Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Oct. 31, 2021	Jul. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,234,198	$ 3,234,198
Less: Accumulated amortization	(8,837)	(683,719)
Intangible assets, net	3,225,361	2,550,479
Intangible assets with a finite life, net	$ 2,720,361	2,045,479
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	3 years 6 months
Total	$ 66,198	66,198
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Total	$ 43,000	43,000
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life
Total	$ 505,000	505,000
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	3 years
Total	$ 2,620,000	$ 2,620,000